Summary of Significant Accounting Policies - Disaggregation of Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disaggregation of Revenue [Line Items]
Net revenues	$ 164,768,953	$ 233,408,923
PRC
Disaggregation of Revenue [Line Items]
Net revenues	146,244,089	229,056,601
USA
Disaggregation of Revenue [Line Items]
Net revenues	18,497,598	4,345,679
Others
Disaggregation of Revenue [Line Items]
Net revenues	27,266	6,643
Advertising revenue
Disaggregation of Revenue [Line Items]
Net revenues	162,485,069	232,196,523
Other revenue
Disaggregation of Revenue [Line Items]
Net revenues	$ 2,283,884	$ 1,212,400